Derivative Liabilities - Movements (Details)	6 Months Ended
Feb. 29, 2024 CAD ($)
Derivative Liabilities
Opening balance	$ 5,558,822
Closing balance	7,992,930
Derivatives | Series A Convertible Preferred Shares
Derivative Liabilities
Fair value at issuance	11,996,301
Deferred loss at issuance	(7,960,276)
Revaluation at the end of the period	(3,224,782)
Amortization of the deferred loss during the period	1,824,824
Conversion to Voting Common Shares during the period [Note 17]	(94,622)
Closing balance	2,541,445
Derivatives | Series B Convertible Preferred Shares
Derivative Liabilities
Fair value at issuance	6,272,022
Deferred loss at issuance	(2,227,122)
Revaluation at the end of the period	80,202
Amortization of the deferred loss during the period	221,255
Closing balance	$ 4,346,357